Post-Employment and Other Non-current Employee Benefits - Summary of Long-Term Assumptions (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial:
Discount rate used to calculate the defined benefit obligation and the net interest on de net defined benefit liability (asset)	8.00%	7.20%	7.50%
Salary increase	4.50%	4.50%	4.50%
Future pension increase	3.50%	3.50%	3.50%
Biometric:
Normal retirement age	60 years	60 years	60 years